Trade receivables - Revenue Cancellation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables [Abstract]
At the beginning of the year	R$ (4,191)	R$ (3,136)	R$ (5,212)
Additions	(15,969)	(13,965)	(16,527)
Write-off		10,200	14,764
Reversals	13,648	2,710	3,839
At the end of the year	R$ (6,512)	R$ (4,191)	R$ (3,136)
Period after which the contractual payments are past due to define a trade receivable in default	365 days